CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash, including interest bearing accounts	$ 1,975,009	$ 3,067,697
Restricted cash, including interest bearing accounts	414,807	457,053
Net investment in finance and sales-type leases, net	81,746	67,620
Flight equipment under operating leases	47,620,895	51,408,800
Less accumulated depreciation	12,118,607	12,893,421
Flight equipment under operating leases, net	35,502,288	38,515,379
Flight equipment held for sale		255,178
Deposits on flight equipment purchases	298,782	184,410
Lease receivables and other assets, net	599,734
Lease receivables and other assets, net		467,997
Derivative assets, net		60,150
Deferred debt issue costs - less accumulated amortization	288,878	232,576
Total assets	39,161,244	43,308,060
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	447,521	451,284
Current income taxes and other tax liabilities	253,600	159,611
Secured debt financing, net of deferred debt discount	9,764,631	9,556,634
Unsecured debt financing, net of deferred debt discount	13,619,641	16,997,466
Subordinated debt	1,000,000	1,000,000
Foreign currency adjustment related to foreign currency denominated debt		165,400
Derivative liabilities	31,756
Security deposits, overhaul rentals and other customer deposits	2,035,432	1,808,393
Rentals received in advance	272,205	284,115
Deferred income taxes	4,204,589	4,660,150
Commitments and contingencies
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each series having 500 shares issued and outstanding	100,000	100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 shares issued and outstanding	1,053,582	1,053,582
Paid-in capital	1,243,225	1,251,225
Accumulated other comprehensive (loss) income	(19,637)	(58,944)
Retained earnings	5,154,699	5,879,144
Total shareholders' equity	7,531,869	8,225,007
Total liabilities and shareholders' equity	$ 39,161,244	$ 43,308,060